Financial instruments and risk management - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	R$ 766,203	R$ 530,655
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	531,201	(5,492)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	194,587	(712)
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	40,415	536,859
Zero cost collar (R$ x U.S.$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	455,245	9,922
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	75,956	(15,388)
NDF (RMB x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement		(26)
Swap VLSFO/other | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	194,587	(712)
Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	333,412	408,373
Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(242,393)	(321,139)
Swap Pre-Fixed to CDI | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	(303,983)
Swap IPCA to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement		(16,455)
Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement			R$ 1,504
Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	207,410	212,326
Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Proceeds From (Payments For) Derivative Instrument, Settlement	R$ 45,969	R$ 252,250